Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2010
Comprehensive Income (Loss)

15. Comprehensive Income (Loss)

Comprehensive income (loss) for the three and nine months ended September 30, 2011 and October 1, 2010 are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2011	October 1, 2010	September 30, 2011	October 1, 2010
Net income	$14,397	$33,360	$40,294	$38,922
Foreign currency translation adjustments	(94,269)	93,973	(25,959)	17,755
Adjustments to pension and post- retirement liabilities, net of tax	2,351	(7,971)	(230)	(10,900)
Unrealized gains on derivatives, net of tax	278	132	844	88

Total comprehensive income (loss)	$(77,243)	$119,494	$14,949	$45,865